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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number: __________

   This Amendment (Check only one.): [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brookside Capital Management, LLC*
Address:   111 Huntington Avenue
           Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Domenic J. Ferrante
Title:     Managing Director
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Domenic J. Ferrante          Boston, MA            05/14/2007

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $4,228,319.70
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No. Form 13F File Number       Name
    --- -------------------------  ---------------------------------------
     1  28-06946                   Brookside Capital Partners Fund, L.P.
     2  28-06924                   Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.

                   Form 13F Information Table as of 12/31/06

                                             Market                                     Voting
                                           Value Long              Invesment   Other   Authority
NAME OF ISSUER    Title of Class   Cusip     x1000       SHARES    Discretion Managers   Sole    Shared None
--------------    -------------- --------- ---------- ------------ ---------- -------- --------- ------ ----
ABERCROMBIE &
  FITCH CO             CL A      002896207  75,680.00    1,000,000    SOLE                 X
ABRAXIS
  BIOSCIENCE INC       COM       00383E106  39,776.69    1,489,206    SOLE                 X
ACE LTD                ORD       G0070K103 119,826.00    2,100,000    SOLE                 X
ADAMS
  RESPIRATORY
  THERAPEUTI           COM       00635P107  92,758.27    2,758,200    SOLE                 X
AFLAC INC              COM       001055102 129,415.00    2,750,000    SOLE                 X
ALEXION
  PHARMACEUTICALS
  INC                  COM       015351109 132,612.76    3,066,900    SOLE                 X
ALLOT
  COMMUNICATION
  LTD                  SHS       M0854Q105  16,719.74    1,827,294    SOLE                 X
AMDOCS LTD             ORD       G02602103 156,486.40    4,289,649    SOLE                 X
AMERICAN INTL
  GROUP INC            COM       026874107  33,610.00      500,000    SOLE                 X
AMERICAN STD COS
  INC DEL              COM       029712106  69,450.95    1,309,901    SOLE                 X
AMIS HLDGS INC         COM       031538101   6,570.00      600,000    SOLE                 X
ANADIGICS INC          COM       032515108  18,603.83    1,573,928    SOLE                 X
ARUBA NETWORKS         COM       043176106   1,833.75      125,000    SOLE                 X
AVON PRODS INC         COM       054303102  39,275.77    1,054,100    SOLE                 X
BANK OF AMERICA
  CORPORATION          COM       060505104  30,612.00      600,000    SOLE                 X
BIGBAND
  NETWORKS INC         COM       089750509   1,350.75       75,000    SOLE                 X
BURGER KING
  HLDGS INC            COM       121208201  27,973.10 1,295,051.11    SOLE                 X
CARMAX INC             COM       143130102  49,080.00    2,000,000    SOLE                 X
CELANESE CORP
  DEL               COM SER A    150870103 118,188.66    3,832,317    SOLE                 X
CHENIERE ENERGY
  INC                COM NEW     16411R208  66,087.84    2,121,600    SOLE                 X
CNET NETWORKS
  INC                  COM       12613R104   1,306.50      150,000    SOLE                 X
COMCAST CORP         CL A SPL    20030N200  69,096.54    2,712,860    SOLE                 X
COUGAR
  BIOTECHNOLOGY
  INC                  COM       222083107  24,971.09    1,387,283    SOLE                 X
CVS CORP               COM       126650100 415,459.66   12,169,293    SOLE                 X
DIGITAL RIVER INC      COM       25388B104  21,834.80      395,200    SOLE                 X
DREAMWORKS
  ANIMATION SKG
  INC                  CL A      26153C103  34,457.57    1,126,801    SOLE                 X
DOMINOS PIZZA INC      COM       25754A201  48,199.25 1,484,424.00    SOLE                 X
EBAY INC               COM       278642103  27,686.88      835,200    SOLE                 X
ELOYALTY CORP        COM NEW     290151307   7,211.80      378,970    SOLE                 X
E M C CORP MASS        COM       268648102 200,396.34   14,469,050    SOLE                 X
EMULEX CORP          COM NEW     292475209  36,159.33    1,977,000    SOLE                 X
FEDERATED DEPT
  STORES INC DE        COM       31410H101  27,030.00      600,000    SOLE                 X
GOLDMAN SACHS
  GROUP INC            COM       38141G104  41,326.00      200,000    SOLE                 X
GRUPO TELEVISA      SP ADR REP
  SA DE CV             ORD       40049J206  44,872.84    1,505,800    SOLE                 X
HANSEN NAT CORP        COM       411310105  87,646.74    2,313,800    SOLE                 X
HUNT J B TRANS
  SVCS INC             COM       445658107  28,807.82    1,097,859    SOLE                 X
IMCLONE SYS INC        COM       45245W109  95,170.63    2,334,330    SOLE                 X
INVERNESS MED
  INNOVATIONS IN       COM       46126P106  35,024.00      800,000    SOLE                 X
KNIGHT TRANSN
  INC                  COM       499064103  13,341.83      748,700    SOLE                 X
LIBERTY MEDIA        INT COM
                      SER A      53071M104  73,741.96    3,095,800    SOLE                 X
MARTHA STEWART
  LIVING OMNIME        CL A      573083102  18,344.43    1,078,450    SOLE                 X
MBIA INC               COM       55262C100 170,274.00    2,600,000    SOLE                 X
MCAFEE INC             COM       579064106  48,356.72    1,662,886    SOLE                 X
MELLON FINL CORP       COM       58551A108  30,198.00      700,000    SOLE                 X
MERRILL LYNCH &
  CO INC               COM       590188108  49,002.00      600,000    SOLE                 X
MGI PHARMA INC         COM       552880106  95,221.12    4,237,700    SOLE                 X
MINDSPEED
  TECHNOLOGIES
  INC                  COM       602682106  11,190.26    5,156,800    SOLE                 X
MITTAL STEEL CO N   NY REG SH
  V                    CL A      60684P101  39,953.11      755,400    SOLE                 X
MOVE INC               COM       62458M108  26,425.92    4,770,022    SOLE                 X
NET 1 UEPS
  TECHNOLOGIES
  INC                COM NEW     64107N206  37,465.45    1,505,846    SOLE                 X
NEWS CORP              CL A      65248E104 111,503.60    4,822,820    SOLE                 X
NOKIA CORP          SPONSORED
                       ADR       654902204  97,714.84    4,263,300    SOLE                 X
POWERWAVE
  TECHNOLOGIES
  INC                  COM       739363109   3,414.00      600,000    SOLE                 X
QUALCOMM INC           COM       747525103 280,126.89    6,566,500    SOLE                 X
RED HAT INC            COM       756577102  68,648.64    2,993,835    SOLE                 X
SPRINT NEXTEL
  CORP               COM FON     852061100 149,611.46    7,890,900    SOLE                 X
STAPLES INC            COM       855030102 123,141.89    4,765,553    SOLE                 X
STEEL DYNAMICS
  INC                  COM       858119100   8,976.96      207,800    SOLE                 X
TEKELEC                COM       879101103 100,438.20    6,736,298    SOLE                 X
TEXTRON INC            COM       883203101  77,819.96      866,592    SOLE                 X
UTI WORLDWIDE
  INC                  ORD       G87210103  20,401.40      830,000    SOLE                 X
VERTEX
  PHARMACEUTICALS
  INC                  COM       92532F100  45,007.00    1,605,100    SOLE                 X
VONAGE HLDGS
  CORP                 COM       92886T201  18,601.19 5,391,648.00    SOLE                 X
WEBSIDESTORY INC       COM       947685103   8,611.62      664,990    SOLE                 X
WARNER MUSIC
  GROUP CORP           COM       934550104  28,217.94 1,654,040.91    SOLE                 X
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